Employee Future Benefits - Status of Plans (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (238)	$ (247)
Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(11)	(12)
Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(227)	(235)
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	381	428	$ 433
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(619)	(675)	(663)
Registered
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(146)	(145)
Registered | Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(5)	(4)
Registered | Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(141)	(141)
Registered | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	368	416	423
Registered | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(514)	(561)	(554)
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(67)	(75)
Supplemental | Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(5)	(6)
Supplemental | Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(62)	(69)
Supplemental | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	13	12	10
Supplemental | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(80)	(87)	(82)
Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(25)	(27)
Other | Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(1)	(2)
Other | Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(24)	(25)
Other | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0	0
Other | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (25)	$ (27)	$ (27)